Other Gains and Losses (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other gains and losses [Abstract]
Foreign exchange gains (losses), net	$ (1,364,929)	$ 770,325	$ 537,248
Gains (losses) on valuation of financial assets (liabilities) measured at fair value through profit or loss, net	1,646,034	(411,437)	939,117
Gains (losses) on disposals of investments and financial assets, net	42,788	(333,858)	(10,618)
Gains on disposals of property, plant and equipment, net	330,814	24,278	585,196
Impairment losses on assets	(1,046,668)	(34,733)	(7,026,226)
Litigation losses and others	(584,599)	(940,248)	(5,003,037)
Other gains (losses)	$ (976,560)	$ (925,673)	$ (9,978,320)